United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company
Investment Company Act file number: 811-05807
Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

205 E. Wisconsin Ave, Suite 120, Milwaukee, WI 53202
(Address of principal executive offices) (zip code)
Luke E. Sims, President
Eagle Capital Growth Fund, Inc.
205 E. Wisconsin Ave
Suite 120
Milwaukee, WI 53202
(414) 765-1107
(Name and address of agent for service)
Registrant's telephone number, including area code:
(414) 765-1107

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS
Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of March 31, 2011) (unaudited)

Industry
Common Stock (96.0% of total investments)

Consumer	Shares	Cost	Market Value	% Total Inv.
Alcon Inc.*	6,000	$975,788.20	$993,060
Colgate-Palmolive Co.	12,000	$417,940.00	$969,120
PepsiCo Inc.	10,000	$168,295.88	$644,100
Procter & Gamble Co.	18,000	$1,079,133.50	$1,108,800
			$3,715,080	(15.1%)
Data Processing
Automatic Data Processing, Inc.	34,000	$1,278,025.09	$1,744,540
Paychex Inc.	34,000	$907,966.94	$1,067,090
			$2,811,630	(11.4%)
Drug/Medical Device
Abbott Laboratories Inc.	30,000	$1,522,346.50	$1,471,500
Baxter International	8,000	$402,596.00	$430,160
Johnson & Johnson	18,500	$824,138.70	$1,096,125
Medtronic, Inc.	17,000	$567,183.07	$668,950
Pfizer Inc.	38,737	$522,042.01	$786,748
Stryker Corp.	22,000	$180,012.00	$1,337,600
			$5,791,083	(23.5%)
Industrial
General Electric Co.	35,000	$401,457.70	$701,750
Graco Inc.	13,750	$349,685.50	$625,488
Hillenbrand, Inc.	22,000	$446,355.80	$473,000
Sigma-Aldrich Corp.	16,000	$498,183.75	$1,018,240
Waters Corp.*	6,000	$302,341.38	$521,400
			$3,339,878	(13.6%)
Mutual Fund Managers
Eaton Vance Corp.	22,000	$483,868.80	$709,280
Federated Investors, Inc.	40,000	$909,365.20	$1,070,000
			$1,779,280	(7.2%)
Insurance
The Chubb Corporation	16,000	$819,772.00	$980,960
			$980,960	(4.0%)
Retail/Distribution
Best Buy Co. Inc.	31,000	$1,057,842.90	$890,320
The Home Depot, Inc.	28,000	$758,909.60	$1,037,680
Lowe's Companies Inc.	35,000	$708,771.10	$925,050
Sysco Corp.	27,000	$309,198.72	$747,900
			$3,600,950	(14.6%)
Closed-End Funds
Claymore Dividend & Income Fund	83,000	$1,133,654.00	$1,380,290
Diamond Hill Financial Trends Fund, Inc.	23,938	$243,180.60	$237,412
			$1,617,702	(6.6%)

Total common stock investments			$23,636,563

Cash and cash equivalents (4.0% of total investments)			$972,566

Total investments			$24,614,939

All other assets less liabilities			$33,241

Total net assets			$24,642,370

*Non-dividend paying security

Footnote:

The following information is based upon federal income tax cost of portfolio investments as of March 31, 2011:

Gross unrealized appreciation	$6,592,646
Gross unrealized depreciation	(224,138)
Net unrealized appreciation	$6,368,508

Federal income tax basis	$17,268,055

ITEM 2. Controls and Procedures

(a)
As of April 1, 2011, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President and Chief Executive Officer (who is the principal executive officer of the registrant) and the registrant’s Chief Financial Officer (who is the principal financial officer of the registrant). Based on that evaluation, the registrant's President and Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate to allow timely decisions regarding required disclosure.

(b)
Fair Value Accounting—Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provides a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. These level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.